UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22271

Nuveen New York Municipal Value Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         12/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen New York Municipal Value Fund 2 (NYV)
	December 31, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS 98.7% (100.0% of Total Investments)

	MUNICIPAL BONDS 98.7% (100.0% of Total Investments)

	Consumer Staples – 4.4% (4.4% of Total Investments)
$ 1,350	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	Baa1	$ 1,653,332
	Series 2001, 6.500%, 5/15/33
	Education and Civic Organizations – 15.1% (15.4% of Total Investments)
1,200	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	BB+	1,205,232
	Schools, Series 2007A, 5.000%, 4/01/37
330	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,	No Opt. Call	B	341,233
	Enterprise Charter School Project, Series 2011A, 6.000%, 12/01/19
100	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/23 at 100.00	A–	111,608
	Series 2013A, 5.000%, 7/01/44
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/17 at 100.00	Aa2	1,090,740
	Facilities, Series 2007, 5.000%, 7/01/37
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	1,140,700
	University, Series 2010A, 5.000%, 7/01/40
100	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University	9/23 at 100.00	A	112,598
	Project, Series 2013, 5.000%, 9/01/38
4,895	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	No Opt. Call	AA	1,752,508
	PILOT, Series 2009A, 0.000%, 3/01/40 – AGC Insured
8,625	Total Education and Civic Organizations			5,754,619
	Financials – 1.0% (1.0% of Total Investments)
300	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	373,245
	Series 2007, 5.500%, 10/01/37
	Health Care – 14.1% (14.3% of Total Investments)
290	Albany Capital Resource Corporation, New York, St. Peter’s Hospital Project, Series 2011,	11/20 at 100.00	A+	342,652
	6.000%, 11/15/25
50	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,	7/20 at 100.00	A2	56,155
	Series 2010, 5.000%, 7/01/26
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group
	Revenue Bonds, Series 2008:
285	6.500%, 12/01/21	12/18 at 100.00	Ba1	326,185
140	6.125%, 12/01/29	12/18 at 100.00	Ba1	155,585
245	6.250%, 12/01/37	12/18 at 100.00	Ba1	270,536
1,500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	11/16 at 100.00	A3	1,592,445
	Obligated Group, Series 2006B, 5.000%, 11/01/34
1,500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	5/19 at 100.00	A	1,667,040
	Obligated Group, Series 2009A, 5.500%, 5/01/37
725	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	800,610
160	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	1/15 at 100.00	B+	160,294
	Series 2001B, 7.125%, 7/01/31
4,895	Total Health Care			5,371,502
	Housing/Multifamily – 8.0% (8.2% of Total Investments)
1,500	New York City Housing Development Corporation, New York, FNMA Backed Progress of Peoples	11/15 at 100.00	AA+	1,512,825
	Development Multifamily Rental Housing Revenue Bonds, Series 2005B, 4.950%, 5/15/36
	(Alternative Minimum Tax)
1,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009A,	5/19 at 100.00	Aa2	1,064,160
	5.250%, 11/01/41
450	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009B,	5/19 at 100.00	Aa2	473,945
	4.500%, 11/01/29
2,950	Total Housing/Multifamily			3,050,930
	Industrials – 1.7% (1.7% of Total Investments)
25	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt	1/25 at 100.00	N/R	25,876
	Paper NY, Inc. Project, Series 2014, 5.000%, 1/01/35 (Alternative Minimum Tax)
580	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	604,290
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
605	Total Industrials			630,166
	Long-Term Care – 0.4% (0.4% of Total Investments)
150	Erie County Industrial Development Agency, New York, Revenue Bonds, Orchard Park CCRC Inc.	11/16 at 100.00	N/R	153,110
	Project, Series 2006A, 6.000%, 11/15/36
	Tax Obligation/General – 1.2% (1.2% of Total Investments)
400	Yonkers, New York, General Obligation Bonds, Series 2011A, 5.000%, 10/01/24 – AGM Insured	10/21 at 100.00	AA	458,196
	Tax Obligation/Limited – 27.7% (28.1% of Total Investments)
1,200	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,	3/19 at 100.00	AAA	1,343,184
	Education Series 2009A, 5.000%, 3/15/38
560	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	2/23 at 100.00	AAA	638,669
	Purpose Series 2013A, 5.000%, 2/15/43
1,800	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2014A,	No Opt. Call	AAA	2,105,783
	5.000%, 3/15/44
1,200	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB+	1,333,824
1,710	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47	2/17 at 100.00	A	1,822,450
1,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/19 at 100.00	AA	1,679,520
	Series 2009-S5, 5.250%, 1/15/39
300	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	2/24 at 100.00	AAA	349,593
	Fiscal 2014 Series D-1, 5.000%, 2/01/35
25	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	11/20 at 100.00	AAA	29,728
	Subordinate Lien Series 2011C, 5.500%, 11/01/35
1,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender	3/17 at 100.00	AAA	1,241,320
	Option Bond Trust 09-6W, 13.241%, 3/15/37 (IF) (4)
9,295	Total Tax Obligation/Limited			10,544,071
	Transportation – 12.0% (12.2% of Total Investments)
1,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/24 at 100.00	AA	1,100,540
	Bonds, Series 2013A, 5.000%, 1/15/42 – AGM Insured
	New York City Industrial Development Agency, New York, American Airlines-JFK International
	Airport Special Facility Revenue Bonds, Series 2005:
185	7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	195,952
500	7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	547,300
2,000	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx	10/17 at 100.00	N/R	739,600
	Parking Development Company, LLC Project, Series 2007, 5.750%, 10/01/37 (5)
155	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	11/21 at 100.00	A+	172,337
	Center Project, Series 2011, 5.000%, 11/15/44
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
180	6.500%, 12/01/28	12/15 at 100.00	BBB	188,869
140	6.000%, 12/01/36	12/20 at 100.00	BBB	163,436
1,325	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	5/18 at 100.00	AA–	1,462,005
	Series 2008A, 5.000%, 11/15/33
5,485	Total Transportation			4,570,039
	U.S. Guaranteed – 5.0% (5.0% of Total Investments) (6)
700	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System,	8/16 at 100.00	N/R (6)	750,764
	Series 2006, 5.000%, 8/01/24 (Pre-refunded 8/01/16)
1,010	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/17 at 100.00	A– (6)	1,136,684
	2007B, 5.625%, 7/01/37 (Pre-refunded 7/01/17)
1,710	Total U.S. Guaranteed			1,887,448
	Utilities – 5.4% (5.4% of Total Investments)
25	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	28,020
285	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A,	9/24 at 100.00	A–	319,667
	5.000%, 9/01/44
605	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue	No Opt. Call	BB+	625,528
	Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42
905	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE, 5.000%, 12/15/41	12/23 at 100.00	AAA	1,058,995
1,820	Total Utilities			2,032,210
	Water and Sewer – 2.7% (2.7% of Total Investments)
900	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/21 at 100.00	AA+	1,012,536
	Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44
$ 38,485	Total Long-Term Investments (cost $32,707,013)			37,491,404
	Other Assets Less Liabilities – 1.3%			510,328
	Net Assets Applicable to Common Shares – 100%			$ 38,001,732

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$37,491,404	$ —	$37,491,404

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2014, the cost of investments was $32,452,758.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2014, were as follows:

Gross unrealized:
Appreciation	$5,432,799
Depreciation	(394,153)
Net unrealized appreciation (depreciation) of investments	$5,038,646

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.750% to 2.300%.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Municipal Value Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         February 27, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         February 27, 2015